Financial Instruments and Derivatives - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Letter of credit amount outstanding	$ 1.0	$ 10.4
Cash	13.5	8.8	$ 56.9
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Undrawn borrowing facilities	1,980.0
Letter of credit amount outstanding	1.0
Cash	13.5
Accounts payable and accrued liabilities	450.7	310.3
Dividend payables	43.5	1.3
Derivative liabilities	250.4	31.6
Senior guaranteed notes	1,610.0	1,862.0
Bank credit facilities	381.5	426.1
Liquidity risk | 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	450.7	310.3
Dividend payables	43.5	1.3
Derivative liabilities	249.0	30.3
Senior guaranteed notes	280.3	251.9
Bank credit facilities	11.7	13.1
Liquidity risk | 2 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Dividend payables	0.0	0.0
Derivative liabilities	1.1	1.3
Senior guaranteed notes	829.2	767.0
Bank credit facilities	23.5	413.0
Liquidity risk | 4 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Dividend payables	0.0	0.0
Derivative liabilities	0.3	0.0
Senior guaranteed notes	474.6	816.2
Bank credit facilities	346.3	0.0
Liquidity risk | More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Dividend payables	0.0	0.0
Derivative liabilities	0.0	0.0
Senior guaranteed notes	25.9	26.9
Bank credit facilities	$ 0.0	$ 0.0